Issuance of Units (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended			5 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Feb. 01, 2019	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019	May 21, 2019	Jun. 30, 2020	Jun. 30, 2019	Aug. 03, 2020	Dec. 18, 2019	Jan. 31, 2019
Multiemployer Plan [Line Items]
Share-based Payment Arrangement, Noncash Expense						$ 483	$ 1,013
Description of reverse stock split					1-for-15 reverse stock split
Proceeds from Partnership Contribution						$ 0	$ 8
Partners' Capital Account, Treasury Units, Purchased			$ 1,126	$ 3,373
Non vested restricted common units, Outstanding balance		140,191				140,191
Compensation cost of non-vested restricted common units not yet recognized		$ 1,042				$ 1,042
navios holdings
Multiemployer Plan [Line Items]
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest						18.80%		18.80%
Olympos Maritime Ltd
Multiemployer Plan [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest						2.10%		2.10%
General Partner
Multiemployer Plan [Line Items]
Partners' Capital Account, Unit-based Payment Arrangement, Number of Units						518
Proceeds from Partnership Contribution						$ 8
Common Unitholders
Multiemployer Plan [Line Items]
Partners' Capital Account, Units, Treasury Units Purchased						312,952
Partners' Capital Account, Treasury Units, Purchased						$ 4,499
Common Unitholders | Share Repurchase Program
Multiemployer Plan [Line Items]
Stock Repurchase Program, Authorized Amount										$ 50,000
Reverse stock split
Multiemployer Plan [Line Items]
Description of reverse stock split					1-for-15 reverse stock split
Directors and officers | Restricted Stock Units (RSUs) [Member] | Authorized December 2019
Multiemployer Plan [Line Items]
Partners' Capital Account, Unit-based Payment Arrangement, Number of Units									4,000
Share-based Payment Arrangement, Noncash Expense		$ 9				18
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		0
Directors and officers | Restricted Stock Units (RSUs) [Member] | Authorized February 2019
Multiemployer Plan [Line Items]
Partners' Capital Account, Unit-based Payment Arrangement, Number of Units	25,396
Share-based Payment Arrangement, Noncash Expense		$ 27				$ 61